Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 7,938,627	$ 6,827,871	$ 5,974,744
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,659,290	1,520,338	1,417,742
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,243,687	1,132,701	1,263,771
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,556,388	1,987,974	1,167,228
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,139,541	1,820,912	1,776,412
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	99,033	150,013	120,700
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 240,688	$ 215,933	$ 228,891